Accounting policies and statement of compliance - Depreciation Period (Details)	12 Months Ended
Dec. 31, 2020
Buildings and improvements on buildings | Bottom of range
Disclosure of detailed information about property, plant and equipment [Line Items]
Depreciation periods (year)	20 years
Buildings and improvements on buildings | Top of range
Disclosure of detailed information about property, plant and equipment [Line Items]
Depreciation periods (year)	40 years
Installations | Bottom of range
Disclosure of detailed information about property, plant and equipment [Line Items]
Depreciation periods (year)	5 years
Installations | Top of range
Disclosure of detailed information about property, plant and equipment [Line Items]
Depreciation periods (year)	20 years
Technical installations and equipment
Disclosure of detailed information about property, plant and equipment [Line Items]
Depreciation periods (year)	8 years
Equipment and office furniture
Disclosure of detailed information about property, plant and equipment [Line Items]
Depreciation periods (year)	5 years
Computers and IT equipment
Disclosure of detailed information about property, plant and equipment [Line Items]
Depreciation periods (year)	3 years